Note 10 - Lease (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Operating Lease, Supplement Balance Sheet Information [Table Text Block]
As of June 30,
2019
$

Operating lease ROU asset	2,855

Current portion of operating lease liabilities	535
Operating lease liabilities	2,264
Total lease liabilities	2,799

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
$

Six months ending December 31, 2019	249
Year ending December 31, 2020	780
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793
Total lease payments	3,397
Less imputed interest	(598)

Present value of lease liabilities	2,799

Lease, Cost [Table Text Block]
Six months ended
June 30, 2019
$

Operating cash flows used in operating lease	434
As of June 30,
2019

Weighted average remaining lease term (years)	3.81
Weighted average discount rate	9.05%

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
$

Year ending December 31, 2019	792
Year ending December 31, 2020	798
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793

Total	3,958